Federated Hermes Max-Cap Index Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.7%
		Communication Services—8.2%
4,110		Activision Blizzard, Inc.	$328,595
43,260	[2]	Alphabet, Inc., Class A	5,032,003
39,680	[2]	Alphabet, Inc., Class C	4,628,275
50,192		AT&T, Inc.	942,606
884	[2]	Charter Communications, Inc.	381,976
31,489		Comcast Corp., Class A	1,181,467
3,124	[2]	DISH Network Corp., Class A	54,264
2,884		Electronic Arts, Inc.	378,467
1,893		Fox Corp., Class A	62,677
665		Fox Corp., Class C	20,549
6,994		Interpublic Group of Cos., Inc.	208,911
2,338	[2]	Live Nation Entertainment, Inc.	219,749
7,369		Lumen Technologies, Inc.	80,248
2,353	[2]	Match Group, Inc.	172,498
16,592	[2]	Meta Platforms, Inc.	2,639,787
3,315	[2]	Netflix, Inc.	745,544
3,506		News Corp., Inc., Class A	60,093
1,572		News Corp., Inc., Class B	27,164
1,119		Omnicom Group, Inc.	78,151
4,348	[2]	T-Mobile USA, Inc.	622,025
247	[2]	Take-Two Interactive Software, Inc.	32,784
2,505	[2]	Twitter, Inc.	104,233
27,860		Verizon Communications, Inc.	1,286,853
13,095	[2]	Walt Disney Co.	1,389,380
23,966	[2]	Warner Bros. Discovery, Inc.	359,490
		TOTAL	21,037,789
		Consumer Discretionary—11.2%
343		Advance Auto Parts, Inc.	66,412
62,990	[2]	Amazon.com, Inc.	8,500,501
2,201	[2]	Aptiv PLC	230,863
198	[2]	AutoZone, Inc.	423,203
1,951		Bath & Body Works, Inc.	69,339
1,776		Best Buy Co., Inc.	136,734
351	[2]	Booking Holdings, Inc.	679,427
1,300		BorgWarner, Inc.	49,998
2,127	[2]	Caesars Entertainment Corp.	97,183
219	[2]	Chipotle Mexican Grill, Inc.	342,564
2,660		D. R. Horton, Inc.	207,560
718		Darden Restaurants, Inc.	89,384
2,119		Dollar General Corp.	526,423
2,348	[2]	Dollar Tree, Inc.	388,265
304		Domino's Pizza, Inc.	119,201
3,477		eBay, Inc.	169,087
1,233	[2]	Etsy, Inc.	127,887
2,238	[2]	Expedia Group, Inc.	237,340
18,477		Ford Motor Co.	271,427
10,883	[2]	General Motors Co.	394,618

Shares			Value
		Consumer Discretionary—continued
843		Genuine Parts Co.	$128,869
660		Hasbro, Inc.	51,955
2,957		Hilton Worldwide Holdings, Inc.	378,703
7,495		Home Depot, Inc.	2,255,545
1,886	[2]	Las Vegas Sands Corp.	71,083
2,199		Lennar Corp., Class A	186,915
1,389		LKQ Corp.	76,173
4,677		Lowe's Cos., Inc.	895,786
1,820		Marriott International, Inc., Class A	289,052
5,212		McDonald's Corp.	1,372,684
1,728		MGM Resorts International	56,557
1,399		Newell Brands, Inc.	28,274
10,138		Nike, Inc., Class B	1,165,059
5,143	[2]	Norwegian Cruise Line Holdings Ltd.	62,487
16	[2]	NVR, Inc.	70,290
434	[2]	O'Reilly Automotive, Inc.	305,358
1,997	[2]	Penn National Gaming, Inc.	68,996
2,316		Pulte Group, Inc.	101,024
2,369		PVH Corp.	146,688
1,604		Ralph Lauren Corp.	158,203
1,015		Ross Stores, Inc.	82,479
1,666	[2]	Royal Caribbean Cruises, Ltd.	64,491
6,666		Starbucks Corp.	565,144
1,437		Tapestry, Inc.	48,326
4,093		Target Corp.	668,714
6,160	[2]	Tesla, Inc.	5,491,332
6,472		TJX Cos., Inc.	395,828
919		Tractor Supply Co.	175,970
318	[2]	Ulta Beauty, Inc.	123,673
472		Whirlpool Corp.	81,595
1,843		Yum! Brands, Inc.	225,841
		TOTAL	28,920,510
		Consumer Staples—6.3%
12,501		Altria Group, Inc.	548,294
5,440		Archer-Daniels-Midland Co.	450,269
959		Campbell Soup Co.	47,327
3,090		Church and Dwight, Inc.	271,827
1,064		Clorox Co.	150,918
5,712		Colgate-Palmolive Co.	449,763
1,070		Constellation Brands, Inc., Class A	263,552
3,131		Costco Wholesale Corp.	1,694,810
1,188		Estee Lauder Cos., Inc., Class A	324,443
3,988		General Mills, Inc.	298,262
938		Hershey Foods Corp.	213,826
4,502		Hormel Foods Corp.	222,129
3,456		Kellogg Co.	255,467
5,936		Keurig Dr Pepper, Inc.	229,961
2,235		Kimberly-Clark Corp.	294,551
4,478		Kraft Heinz Co./The	164,925
6,932		Kroger Co.	321,922
2,013		McCormick & Co., Inc.	175,835
912		Molson Coors Beverage Company, Class B	54,492

Shares			Value
		Consumer Staples—continued
9,551		Mondelez International, Inc.	$611,646
1,437	[2]	Monster Beverage Corp.	143,154
9,779		PepsiCo, Inc.	1,710,934
12,249		Philip Morris International, Inc.	1,189,990
17,047		Procter & Gamble Co.	2,367,999
598		Smucker (J.M.) Co.	79,127
2,242		Sysco Corp.	190,346
28,366		The Coca-Cola Co.	1,820,246
1,823		Tyson Foods, Inc., Class A	160,442
4,585		Walgreens Boots Alliance, Inc.	181,658
10,232		WalMart, Inc.	1,351,136
		TOTAL	16,239,251
		Energy—4.2%
5,081		APA Corp.	188,861
6,702		Baker Hughes a GE Co. LLC	172,174
13,954		Chevron Corp.	2,285,386
9,063		ConocoPhillips	883,008
5,324		Coterra Energy, Inc., Class A	162,861
6,156		Devon Energy Corp.	386,905
368		Diamondback Energy, Inc.	47,111
3,275		EOG Resources, Inc.	364,246
29,980		Exxon Mobil Corp.	2,905,961
3,159		Halliburton Co.	92,559
968		Hess Corp.	108,871
15,318		Kinder Morgan, Inc.	275,571
9,398		Marathon Oil Corp.	233,070
3,640		Marathon Petroleum Corp.	333,642
8,339		Occidental Petroleum Corp.	548,289
3,602		ONEOK, Inc.	215,184
3,426		Phillips 66	304,914
1,680		Pioneer Natural Resources, Inc.	398,076
9,565		Schlumberger Ltd.	354,192
2,741		Valero Energy Corp.	303,621
8,010		Williams Cos., Inc.	273,061
		TOTAL	10,837,563
		Financials—10.3%
3,834		Aflac, Inc.	219,688
1,821		Allstate Corp.	213,002
4,215		American Express Co.	649,194
7,902		American International Group, Inc.	409,087
1,259		Ameriprise Financial, Inc.	339,829
1,495		Aon PLC	435,105
1,044		Assurant, Inc.	183,514
50,855		Bank of America Corp.	1,719,408
5,370		Bank of New York Mellon Corp.	233,380
1,169		Berkley, W. R. Corp.	73,098
12,897	[2]	Berkshire Hathaway, Inc., Class B	3,876,838
1,060		BlackRock, Inc.	709,331
3,906		Capital One Financial Corp.	428,996
558		Cboe Global Markets, Inc.	68,846
8,999		Charles Schwab Corp.	621,381
3,626		Chubb Ltd.	684,009

Shares			Value
		Financials—continued
1,003		Cincinnati Financial Corp.	$97,632
14,126		Citigroup, Inc.	733,139
2,886		Citizens Financial Group, Inc.	109,581
2,033		CME Group, Inc.	405,543
637		Comerica, Inc.	49,540
3,254		Discover Financial Services	328,654
214		Everest Re Group Ltd.	55,929
208		FactSet Research Systems	89,374
5,589		Fifth Third Bancorp	190,697
464		First Republic Bank	75,497
1,266		Franklin Resources, Inc.	34,752
763		Gallagher (Arthur J.) & Co.	136,569
2,418		Goldman Sachs Group, Inc.	806,137
12,198		Huntington Bancshares, Inc.	162,111
4,239		Intercontinental Exchange, Inc.	432,336
1,027		Invesco Ltd.	18,219
21,267		JPMorgan Chase & Co.	2,453,361
13,181		KeyCorp	241,212
3,534		Lincoln National Corp.	181,436
1,005		Loews Corp.	58,541
1,149		M & T Bank Corp.	203,890
3,755		Marsh & McLennan Cos., Inc.	615,670
4,597		MetLife, Inc.	290,760
1,239		Moody's Corp.	384,400
11,539		Morgan Stanley	972,738
639		MSCI, Inc., Class A	307,576
81		NASDAQ, Inc.	14,653
1,377		Northern Trust Corp.	137,397
2,980		PNC Financial Services Group	494,501
1,333		Principal Financial Group, Inc.	89,231
3,190		Progressive Corp., OH	367,041
2,448		Prudential Financial, Inc.	244,776
1,138		Raymond James Financial, Inc.	112,059
12,681		Regions Financial Corp.	268,584
2,139		S&P Global, Inc.	806,253
2,990		State Street Corp.	212,410
137	[2]	SVB Financial Group	55,286
7,431		Synchrony Financial	248,790
1,840		T. Rowe Price Group, Inc.	227,185
2,015		The Hartford Financial Services Group, Inc.	129,907
1,584		The Travelers Cos., Inc.	251,381
10,036		Truist Financial Corp.	506,517
9,212		U.S. Bancorp	434,806
30,138		Wells Fargo & Co.	1,322,154
916		Willis Towers Watson PLC	189,557
657		Zions Bancorporation, N.A.	35,839
		TOTAL	26,448,327
		Health Care—13.9%
12,658		Abbott Laboratories	1,377,697
13,475		AbbVie, Inc.	1,933,797
426	[2]	Abiomed, Inc.	124,822
2,346		Agilent Technologies, Inc.	314,599

Shares			Value
		Health Care—continued
43	[2]	Align Technology, Inc.	$12,082
1,868		AmerisourceBergen Corp.	272,597
3,736		Amgen, Inc.	924,548
3,952		Baxter International, Inc.	231,824
1,573		Becton Dickinson & Co.	384,300
202	[2]	Bio-Rad Laboratories, Inc., Class A	113,778
350		Bio-Techne Corp.	134,848
1,166	[2]	Biogen, Inc.	250,760
7,134	[2]	Boston Scientific Corp.	292,851
16,801		Bristol-Myers Squibb Co.	1,239,578
1,515		Cardinal Health, Inc.	90,233
186	[2]	Catalent, Inc.	21,037
3,907	[2]	Centene Corp.	363,234
473	[2]	Charles River Laboratories International, Inc.	118,505
2,187		CIGNA Corp.	602,212
426		Cooper Cos., Inc.	139,302
10,642		CVS Health Corp.	1,018,227
4,735		Danaher Corp.	1,380,110
1,695	[2]	Davita, Inc.	142,651
2,184		Dentsply Sirona, Inc.	78,973
3,142	[2]	Dexcom, Inc.	257,895
5,724	[2]	Edwards Lifesciences Corp.	575,491
1,681		Elevance Health, Inc.	802,005
5,581		Eli Lilly & Co.	1,840,000
10,920		Gilead Sciences, Inc.	652,470
1,503		HCA Healthcare, Inc.	319,267
687	[2]	Henry Schein, Inc.	54,156
3,441	[2]	Hologic, Inc.	245,619
855		Humana, Inc.	412,110
264	[2]	IDEXX Laboratories, Inc.	105,383
537	[2]	Illumina, Inc.	116,357
1,025	[2]	Incyte Genomics, Inc.	79,622
2,692	[2]	Intuitive Surgical, Inc.	619,618
1,471	[2]	IQVIA Holdings, Inc.	353,437
18,748		Johnson & Johnson	3,271,901
563		Laboratory Corp. of America Holdings	147,613
1,408		McKesson Corp.	480,945
9,878		Medtronic PLC	913,913
19,449		Merck & Co., Inc.	1,737,574
183	[2]	Mettler-Toledo International, Inc.	247,001
1,736	[2]	Moderna, Inc.	284,860
856	[2]	Molina Healthcare, Inc.	280,528
99		PerkinElmer, Inc.	15,164
39,788		Pfizer, Inc.	2,009,692
669		Quest Diagnostics, Inc.	91,365
974	[2]	Regeneron Pharmaceuticals, Inc.	566,566
485		ResMed, Inc.	116,652
832		STERIS PLC	187,741
2,528		Stryker Corp.	542,888
2,852		Thermo Fisher Scientific, Inc.	1,706,665
6,682		UnitedHealth Group, Inc.	3,623,916
1,833	[2]	Vertex Pharmaceuticals, Inc.	513,991

Shares			Value
		Health Care—continued
6,966		Viatris, Inc.	$67,501
362	[2]	Waters Corp.	131,779
610		West Pharmaceutical Services, Inc.	209,572
1,718		Zimmer Biomet Holdings, Inc.	189,650
2,672		Zoetis, Inc.	487,774
		TOTAL	35,821,246
		Industrials—7.5%
4,252		3M Co.	609,056
331	[2]	Alaska Air Group, Inc.	14,673
13,777	[2]	American Airlines Group, Inc.	188,883
1,862		Ametek, Inc.	229,957
3,159	[2]	Boeing Co.	503,260
6,727		Carrier Global Corp.	272,645
3,257		Caterpillar, Inc.	645,700
688		Cintas Corp.	292,737
1,749	[2]	Copart, Inc.	224,047
19,415		CSX Corp.	627,687
950		Cummins, Inc.	210,244
1,967		Deere & Co.	675,035
3,850	[2]	Delta Air Lines, Inc.	122,430
1,219		Dover Corp.	162,956
3,038		Eaton Corp. PLC	450,809
4,535		Emerson Electric Co.	408,467
227		Equifax, Inc.	47,423
1,434		Expeditors International Washington, Inc.	152,363
3,675		Fastenal Co.	188,748
1,219		FedEx Corp.	284,137
2,159		Fortive Corp.	139,148
1,319		Fortune Brands Home & Security, Inc.	91,908
2,177		General Dynamics Corp.	493,461
7,770		General Electric Co.	574,281
4,761		Honeywell International, Inc.	916,302
2,694		Howmet Aerospace, Inc.	100,028
743		Hunt (J.B.) Transportation Services, Inc.	136,170
839		Huntington Ingalls Industries, Inc.	181,929
673		IDEX Corp.	140,489
1,415		Illinois Tool Works, Inc.	293,980
3,439		Ingersoll-Rand, Inc.	171,262
737		Jacobs Engineering Group, Inc.	101,190
5,459		Johnson Controls International PLC	294,295
1,284		L3Harris Technologies, Inc.	308,121
748		Leidos Holdings, Inc.	80,036
1,973		Lockheed Martin Corp.	816,447
4,016		Masco Corp.	222,406
1,560		Nielsen Holdings PLC	37,362
274		Nordson Corp.	63,291
1,809		Norfolk Southern Corp.	454,367
999		Northrop Grumman Corp.	478,421
187		Old Dominion Freight Lines, Inc.	56,756
4,665		Otis Worldwide Corp.	364,663
1,135		PACCAR, Inc.	103,875
1,013		Parker-Hannifin Corp.	292,848

Shares			Value
		Industrials—continued
1,690		Pentair PLC	$82,624
838		Quanta Services, Inc.	116,256
11,908		Raytheon Technologies Corp.	1,109,945
2,406		Republic Services, Inc.	333,616
808		Robert Half International, Inc.	63,945
946		Rockwell Automation, Inc.	241,495
1,147		Rollins, Inc.	44,240
519		Smith (A.O.) Corp.	32,837
267		Snap-On, Inc.	59,821
3,620	[2]	Southwest Airlines Co.	137,994
3,457		Textron, Inc.	226,917
769		Trane Technologies PLC	113,035
329	[2]	Transdigm Group, Inc.	204,750
4,452		Union Pacific Corp.	1,011,940
1,707	[2]	United Airlines Holdings, Inc.	62,732
5,398		United Parcel Service, Inc.	1,052,016
604	[2]	United Rentals, Inc.	194,893
434		Verisk Analytics, Inc.	82,569
259		W.W. Grainger, Inc.	140,774
2,629		Wabtec Corp.	245,733
3,519		Waste Management, Inc.	579,087
		TOTAL	19,361,512
		Information Technology—27.1%
4,626		Accenture PLC	1,416,759
3,451	[2]	Adobe, Inc.	1,415,324
11,896	[2]	Advanced Micro Devices, Inc.	1,123,815
2,418	[2]	Akamai Technologies, Inc.	232,660
2,511		Amphenol Corp., Class A	193,673
3,600		Analog Devices, Inc.	619,056
721	[2]	Ansys, Inc.	201,152
110,483		Apple, Inc.	17,954,592
6,585		Applied Materials, Inc.	697,878
1,641	[2]	Arista Networks, Inc.	191,390
2,235	[2]	Autodesk, Inc.	483,475
2,886		Automatic Data Processing, Inc.	695,872
3,152		Broadcom, Inc.	1,687,833
15		Broadridge Financial Solutions	2,408
2,764	[2]	Cadence Design Systems, Inc.	514,325
258		CDW Corp.	46,835
1,489	[2]	Ceridian HCM Holding, Inc.	81,553
29,292		Cisco Systems, Inc.	1,328,978
648		Citrix Systems, Inc.	65,714
5,424		Cognizant Technology Solutions Corp.	368,615
5,751		Corning, Inc.	211,407
5,480	[2]	DXC Technology Co.	173,168
491	[2]	Enphase Energy, Inc.	139,532
23	[2]	EPAM Systems, Inc.	8,033
1,177	[2]	F5, Inc.	196,983
4,626		Fidelity National Information Services, Inc.	472,592
2,919	[2]	Fiserv, Inc.	308,480
32	[2]	FleetCor Technologies, Inc.	7,043
5,200	[2]	Fortinet, Inc.	310,180

Shares			Value
		Information Technology—continued
1,073	[2]	Gartner, Inc., Class A	$284,860
2,227		Global Payments, Inc.	272,407
394		Henry Jack & Associates, Inc.	81,861
17,632		Hewlett Packard Enterprise Co.	251,080
7,201		HP, Inc.	240,441
6,289		IBM Corp.	822,538
29,930		Intel Corp.	1,086,758
2,091		Intuit, Inc.	953,851
6,327		Juniper Networks, Inc.	177,346
1,475	[2]	Keysight Technologies, Inc.	239,835
1,142		KLA Corp.	438,003
1,048		Lam Research Corp.	524,534
6,156		Mastercard, Inc.	2,177,931
5,929		Microchip Technology, Inc.	408,271
10,027		Micron Technology, Inc.	620,270
53,567		Microsoft Corp.	15,038,400
372		Monolithic Power Systems	172,876
1,088		Motorola, Inc.	259,586
1,608		NetApp, Inc.	114,699
3,158		NortonLifeLock, Inc.	77,466
17,254		NVIDIA Corp.	3,133,844
1,937		NXP Semiconductors N.V.	356,176
2,703	[2]	ON Semiconductor Corp.	180,506
9,681		Oracle Corp.	753,569
2,110		Paychex, Inc.	270,671
431	[2]	Paycom Software, Inc.	142,441
6,752	[2]	PayPal Holdings, Inc.	584,251
1,016	[2]	Qorvo, Inc.	105,735
8,053		Qualcomm, Inc.	1,168,168
700		Roper Technologies, Inc.	305,669
7,267	[2]	Salesforce, Inc.	1,337,273
1,731		Seagate Technology Holdings PLC	138,445
1,697	[2]	ServiceNow, Inc.	757,982
1,053	[2]	Synopsys, Inc.	386,977
2,508		TE Connectivity Ltd.	335,395
22	[2]	Teledyne Technologies, Inc.	8,611
1,404		Teradyne, Inc.	141,650
6,726		Texas Instruments, Inc.	1,203,214
2,190	[2]	Trimble, Inc.	152,052
371	[2]	Tyler Technologies, Inc.	148,029
695	[2]	Verisign, Inc.	131,466
11,924		Visa, Inc., Class A	2,529,200
4,639	[2]	Western Digital Corp.	227,775
		TOTAL	69,891,437
		Materials—2.4%
1,685		Air Products & Chemicals, Inc.	418,267
292		Albemarle Corp.	71,338
8,888		Amcor PLC	115,100
731		Avery Dennison Corp.	139,226
543		Ball Corp.	39,867
819		Celanese Corp.	96,241
2,720		CF Industries Holdings, Inc.	259,733

Shares			Value
		Materials—continued
4,782		Corteva, Inc.	$275,204
4,824		Dow, Inc.	256,685
1,696		DuPont de Nemours, Inc.	103,846
671		Eastman Chemical Co.	64,369
1,935		Ecolab, Inc.	319,604
13,577		Freeport-McMoRan, Inc.	428,354
2,031		International Flavors & Fragrances, Inc.	251,946
2,140		International Paper Co.	91,528
1,200	[2]	Ivanhoe Electric, Inc.	11,040
3,993		Linde PLC	1,205,886
3,072		LyondellBasell Industries N.V.	273,777
374		Martin Marietta Materials	131,678
4,773		Mosaic Co./The	251,346
5,351		Newmont Corp.	242,293
1,712		Nucor Corp.	232,490
515		Packaging Corp. of America	72,414
673		PPG Industries, Inc.	87,012
657		Sealed Air Corp.	40,156
1,818		Sherwin-Williams Co.	439,847
1,072		Vulcan Materials Co.	177,234
1,291		WestRock Co.	54,687
		TOTAL	6,151,168
		Real Estate—2.8%
1,235		Alexandria Real Estate Equities, Inc.	204,738
2,861		American Tower Corp.	774,845
408		Avalonbay Communities, Inc.	87,288
773		Boston Properties, Inc.	70,467
1,633		Camden Property Trust	230,416
3,972	[2]	CBRE Group, Inc.	340,083
2,964		Crown Castle International Corp.	535,476
1,158		Digital Realty Trust, Inc.	153,377
2,333		Duke Realty Corp.	145,953
689		Equinix, Inc.	484,877
2,778		Equity Residential Properties Trust	217,767
905		Essex Property Trust, Inc.	259,310
1,102		Extra Space Storage, Inc.	208,851
389		Federal Realty Investment Trust	41,082
4,791		Healthpeak Properties, Inc.	132,375
11,782		Host Hotels & Resorts, Inc.	209,837
1,604		Iron Mountain, Inc.	77,778
720		Mid-American Apartment Communities, Inc.	133,726
5,509		ProLogis, Inc.	730,273
1,169		Public Storage	381,573
2,590		Realty Income Corp.	191,634
725		Regency Centers Corp.	46,712
1,155		SBA Communications Corp.	387,837
2,590		Simon Property Group, Inc.	281,378
2,666		UDR, Inc.	129,034
2,414		Ventas, Inc.	129,825
3,054		VICI Properties, Inc.	104,416
1,938		Vornado Realty Trust L.P.	58,896
3,039		Welltower, Inc.	262,387

Shares		Value
	Real Estate—continued
8,724	Weyerhaeuser Co.	$316,856
	TOTAL	7,329,067
	Utilities—2.8%
2,203	Alliant Energy Corp.	134,229
3,205	Ameren Corp.	298,450
3,436	American Electric Power Co., Inc.	338,652
457	American Water Works Co., Inc.	71,036
785	Atmos Energy Corp.	95,291
3,708	CenterPoint Energy, Inc.	117,506
2,442	CMS Energy Corp.	167,839
2,289	Consolidated Edison Co.	227,229
2,673	Constellation Energy Corp.	176,685
5,765	Dominion Energy, Inc.	472,615
1,200	DTE Energy Co.	156,360
5,301	Duke Energy Corp.	582,739
897	Edison International	60,790
412	Entergy Corp.	47,434
2,584	EverSource Energy	227,960
9,722	Exelon Corp.	451,976
7,148	FirstEnergy Corp.	293,783
14,407	NextEra Energy, Inc.	1,217,247
2,095	NiSource, Inc.	63,688
1,101	NRG Energy, Inc.	41,563
9,587	PPL Corp.	278,790
3,958	Public Service Enterprises Group, Inc.	259,922
2,099	Sempra Energy	348,014
7,288	Southern Co.	560,374
2,506	WEC Energy Group, Inc.	260,148
5,614	Xcel Energy, Inc.	410,832
	TOTAL	7,361,152
	TOTAL COMMON STOCKS (IDENTIFIED COST $65,722,541)	249,399,022
	INVESTMENT COMPANY—3.0%
7,842,469	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[3] (IDENTIFIED COST $7,839,255)	7,838,548
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $73,561,796)	257,237,570
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	652,081
	TOTAL NET ASSETS—100%	$257,889,651

At July 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
1S&P 500 E-MINI Index	41	$8,473,675	September 2022	$352,806
The average notional value of long futures contracts held by the Fund throughout the period was $10,348,151. This is based on amounts held as of each month-end throughout the nine month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Value as of 10/31/2021	$35,250	$8,622,325	$8,657,575
Purchases at Cost	$1,279,552	$47,657,035	$48,936,587
Proceeds from Sales	$(1,314,802)	$(48,433,632)	$(49,748,434)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,452)	$(2,452)
Net Realized Gain/(Loss)	N/A	$(4,728)	$(4,728)
Value as of 7/31/2022	$—	$7,838,548	$7,838,548
Shares Held as of 7/31/2022	—	7,842,469	7,842,469
Dividend Income	$4	$29,292	$29,296
Gain Distributions Received	$—	$1,368	$1,368
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,473,675 at July 31, 2022, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100%.
2
Non-income-producing security.
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.